Events Occurring After the Reporting Date (Details Narrative)		1 Months Ended
	Oct. 09, 2019 USD ($) $ / shares	Dec. 31, 2019 NZD ($) $ / shares shares	Nov. 30, 2019 NZD ($) $ / shares shares	Oct. 31, 2019 NZD ($)	Aug. 31, 2019 NZD ($) shares	Jul. 31, 2019 NZD ($) shares	Jul. 31, 2019 USD ($)	May 31, 2019 NZD ($) shares	May 31, 2019 USD ($) shares	Mar. 31, 2019 NZD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Nov. 21, 2019 USD ($)	Aug. 31, 2019 $ / shares	Jul. 31, 2019 $ / shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Feb. 05, 2019 $ / shares	Jan. 31, 2019 NZD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2017 NZD ($)
Disclosure of non-adjusting events after reporting period [line items]
Debt principal value
Promissory notes outstanding																				$ 19,005,000	$ 41,382,000	$ 67,033,000
Events occurring after reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					28,571,431					1,400,000								1,400,000
Number of warrants issued | shares										1,400,000								1,400,000
Proceeds from issuance of shares and warrants										$ 100,000
Warrant exercise price | $ / shares															$ 0.07
Warrants expiration period					5 years 6 months					2 years	2 years
Number of shares issued, value					$ 3,100,000
Share price per share | $ / shares															0.07
Number of warrants to purchase ordinary shares | shares					28,571,431
Bid price of ordinary shares, per share | $ / shares																			$ 1.00
Events occurring after reporting date [Member] | St. George Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Coversion price per ordinary share | $ / shares			$ 0.028
Convertible debt note		$ 108,200,000	$ 12,100,000
Events occurring after reporting date [Member] | Promissory Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares										2,119,178								2,119,178
Number of shares issued, value										$ 1,250,000
Events occurring after reporting date [Member] | Trade Creditors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares										11,248,415								11,248,415
Number of shares issued, value										$ 6,600,000
Events occurring after reporting date [Member] | Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						15,750,000		6,000,000		4,510,588							6,000,000	4,510,588
Proceeds from issuance of shares and warrants						$ 2,350,000
Warrants expiration period								2 years	2 years	2 years	2 years
Number of shares issued, value								$ 2,170,000		$ 1,690,000
Number of warrants to purchase ordinary shares | shares						15,750,000		1,000,000		4,510,588							1,000,000	4,510,588
Events occurring after reporting date [Member] | St. George Investments [Member] | Secured Convertible Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from debt								$ 4,300,000
Debt interest rate								10.00%									10.00%
Debt maturity								November 13, 2020	November 13, 2020
Debt prepayment description								The Company has the right to prepay the note, subject to a 15% premium.	The Company has the right to prepay the note, subject to a 15% premium.
Debt conversion price per share | $ / shares																	$ 0.90
Debt description								The noteholder has the right to convert the note into Naked ordinary shares at a conversion price of US$0.90 per share, and also has the right, from December 13, 2019, to request redemption of any portion of the note, up to a maximum of US$0.4m per month.	The noteholder has the right to convert the note into Naked ordinary shares at a conversion price of US$0.90 per share, and also has the right, from December 13, 2019, to request redemption of any portion of the note, up to a maximum of US$0.4m per month.
Events occurring after reporting date [Member] | Shareholder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares exchange for cancellation | shares								653,595	653,595
Value of ordinary shares exchange for cancellation								$ 300,000
Events occurring after reporting date [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						25,068,250
Number of shares issued, value						$ 3,700,000
Share price per share | $ / shares															0.07
Number of ordinary shares exchange for cancellation | shares					57,142,857
Value of ordinary shares exchange for cancellation					$ 6,200,000
Events occurring after reporting date [Member] | Placement Agent Designees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						1,260,000
Warrants expiration period						5 years 6 months	5 years 6 months
Events occurring after reporting date [Member] | Investo One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares | shares						2,800,000
Events occurring after reporting date [Member] | Certain Designees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					2,285,714
Warrant exercise price | $ / shares															0.0875
Warrants expiration period					5 years 6 months
Events occurring after reporting date [Member] | Certain Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares | shares					18,550,000
Events occurring after reporting date [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued | shares		79,300,000										79,300,000
Debt principal value		$ 5,000,000	$ 5,000,000
Debt interest rate		20.00%	20.00%									20.00%	20.00%
Debt maturity		December 19 2021	November 12 2021
Debt prepayment description		The Company has the right to prepay the note at a 25% premium.
Debt conversion price per share | $ / shares												$ 0.04
Debt description		The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From June 19, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.6m per month.
Number of warrants to purchase ordinary shares, value				$ 3,200,000
Discount and expenses				$ 2,120,000
Rights to exchange warrant, percentage				5.00%
Prepaying premium, percentage			25.00%
Coversion price per ordinary share | $ / shares			$ 0.04
Conversion price per share, description			The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From May 13, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.4m per month.
Debt instruments issued		$ 4,800,000	$ 4,800,000
Events occurring after reporting date [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares | shares			63,400,000										63,400,000
Debt maturity			November 30 2021
Events occurring after reporting date [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of shares and warrants											$ 87,000
Warrant exercise price | $ / shares																		$ 0.50
Number of shares issued, value					$ 2,000,000
Events occurring after reporting date [Member] | US [Member] | St. George Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Coversion price per ordinary share | $ / shares		$ 0.021
Reduced Principle value of convertible debt		$ 2,265,000											$ 340,000
Events occurring after reporting date [Member] | US [Member] | Promissory Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value																		$ 847,671
Share price per share | $ / shares																		$ 0.40
Events occurring after reporting date [Member] | US [Member] | Trade Creditors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value																		$ 4,500,000
Share price per share | $ / shares																		$ 0.40
Events occurring after reporting date [Member] | US [Member] | Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of shares and warrants							$ 1,575,000
Warrant exercise price | $ / shares																$ 0.10	$ 0.25	0.306
Number of shares issued, value										$ 1,150,000							$ 1,500,000
Share price per share | $ / shares																0.10	$ 0.25	$ 0.255
Events occurring after reporting date [Member] | US [Member] | St. George Investments [Member] | Secured Convertible Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from debt									$ 3,000,000
Debt principal value																	$ 3,320,000
Events occurring after reporting date [Member] | US [Member] | Shareholder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share price per share | $ / shares																	$ 0.306
Value of ordinary shares exchange for cancellation									$ 200,000
Events occurring after reporting date [Member] | US [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value						$ 2,506,825
Share price per share | $ / shares																0.10
Events occurring after reporting date [Member] | US [Member] | Placement Agent Designees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares																0.125
Events occurring after reporting date [Member] | US [Member] | Investo One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares																0.10
Events occurring after reporting date [Member] | US [Member] | Investo One [Member] | Bottom of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares																1.55
Events occurring after reporting date [Member] | US [Member] | Investo One [Member] | Top of Range [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares																$ 3.75
Events occurring after reporting date [Member] | US [Member] | Certain Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares															$ 0.10
Share expiration, description					Share that expire in October 2021, June 2023 and July 2025.
Events occurring after reporting date [Member] | US [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares												$ 0.05
Debt principal value												$ 3,170,000
Debt instruments issued												$ 300,000
Events occurring after reporting date [Member] | US [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares													$ 0.05
Events occurring after reporting date [Member] | US [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of ordinary shares exchange for cancellation					$ 4,000,000
Events occurring after reporting date [Member] | US [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt principal value													$ 3,170,000
Number of warrants to purchase ordinary shares, value				$ 2,000,000
Debt instruments issued			$ 3,000,000
Events occurring after reporting date [Member] | US [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt interest rate	20.00%
Debt maturity	October 4, 2021
Promissory notes outstanding	$ 106,100													$ 2,510,000
Prepaying premium, percentage	25.00%
Coversion price per ordinary share | $ / shares	$ 0.05